Debt with related parties	9 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Debt with related parties

Note 9 - Debt with related parties:

9.1 Transactions with related parties

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Interest expense on Promissory Notes payable to shareholders	Ps.	20,800	Ps.	112,844
Interest expense on Promissory Notes payable to other related parties		53,189		288,686
Interest expense on Promissory Notes payable to key Management personnel		1,979		10,649
Interest expense on Promissory Notes payable to close family member of key Management		200		1,075
Deferred bonus expense payable to key Management personnel		—		11,412
Interest accrued on deferred bonus payable to key Management personnel		1,191		3,604
Professional fees payable to other related parties		—		1,401
Total	Ps.	77,359	Ps.	429,671

9.2 Balances with related parties

Current liabilities

	September 30, 2024		December 31, 2023
Deferred bonus payable to related parties (1)	Ps.	—	Ps.	43,161
Other bonus payable		—		35,269
Total	Ps.	—	Ps.	78,430

Non-current liabilities

	September 30, 2024		December 31, 2023
Promissory Notes	Ps.	—	Ps.	4,340,452

(1)
Part of this payment was deferred and accrued interest at a rate from 10% to 15% and was paid as a result of the IPO. See Note 4.1 and the corresponding interest in Note 9.1.

In February 2024, the Company repaid the outstanding amount of Senior, 2017 Junior and 2020 Junior Promissory Notes, with the proceeds of the IPO (See Note 1).

9.3 As of December 31, 2023, the Company’s debt related to the Promissory Notes was as follows:

Debt with related parties

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)		Accrued Interest Payable Ps.(2)		Total Ps.(2)		Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 9a)	94,747,329	US$	Ps.	1,592,780	Ps.	2,565,678	Ps.	4,158,458	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 9b)	5,000,000	US$		70,953		108,292		179,245	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 9c)	650,000	US$		1,689		1,060		2,749	14%	Dec 2026	Guaranteed
Total	100,397,329		Ps.	1,665,422	Ps.	2,675,030	Ps.	4,340,452

(1)
Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (See Note 10).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

Terms and conditions of the Promissory Notes

a.
Senior Promissory Notes:

On November 30, 2016, BBB Foods Inc. entered into a Senior Promissory Notes Agreement, pursuant to which the Company issued promissory notes (the “Senior Notes”) in the aggregate amount of US$94,747,329, of which 99.5% was due to related parties and 0.5% to third parties, bearing interest at an annual rate of 14%, with principal and interest payable at maturity.

On October 23, 2023, the Company signed a new amendment to extend the maturity to December 31, 2026 agreeing to pay an additional amount of US$4,100,000 at maturity to the registered holders, and an advisory fee of US$400,000 to QS Management Ltd., in order to modify the existing terms and conditions of the original debt, which leads to classify the transaction as a modification of debt.

The Senior Notes are held by both related parties, and third parties. The total amount has been split to show the nature of the counterparty creditors.

Amounts outstanding under the Senior Notes were comprised as follows:

	September 30, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	4,158,458
Third parties		—		20,454
Total	Ps.	—	Ps.	4,178,912

The related parties were as follows:

	September 30, 2024		December 31, 2023
BBB Foods Inc. stockholders	Ps.	—	Ps.	1,122,056
Investment fund related to QS BBB		—		3,035,234
Key management personnel		—		1,168
Total	Ps.	—	Ps.	4,158,458

b.
2017 Junior Promissory Notes:

On August 9, 2017, BBB Foods Inc. entered into a Junior Promissory Notes Agreement, pursuant to which the Company issued promissory notes (the “2017 Junior Notes") in the aggregate amount of US$5,000,000, of which 84% was due to related parties and 16% to third parties, with a term of 9 years bearing interest at an annual rate of 15%, with principal and interest payable at maturity.

On October 23, 2023, the Company signed a new amendment to extend the maturity to December 31, 2026 agreeing to pay an additional amount of US$230,000 to the registered holders, in order to modify the existing terms and conditions of the original debt, which leads to classify the transaction as a modification of debt.

The 2017 Junior Notes are held by both related parties, and third parties. The total amount has been split to show the nature of the counterparty creditors.

Amounts outstanding under the 2017 Junior Notes were comprised as follows:

	September 30, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	179,245
Third parties		—		34,142
Total	Ps.	—	Ps.	213,387

The related parties were as follows:

	September 30, 2024		December 31, 2023
Key management personnel	Ps.	—	Ps.	104,559
BBB Foods Inc. stockholders		—		59,748
Close family member of key management		—		10,670
Other related parties		—		4,268
Total	Ps.	—	Ps.	179,245

c.
2020 Junior Promissory Notes:

On June 30, 2020, BBB Foods Inc. entered into a Junior Promissory Notes Agreement, whereby the Company issued promissory notes (the “2020 Junior Notes”), in the aggregate amount of US$650,000, out of which 15.4% corresponded to related parties and 84.6% to third parties, with 6 years-term, bearing interest at an annual rate of 14%, with principal and interest payable at maturity.

The 2020 Junior Notes are held by both related parties, and third parties, so the total amount has been split to show the nature of the counterparty creditors.

Amounts outstanding under the 2020 Junior Notes were comprised as follows:

	September 30, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	2,749
Third parties		—		15,118
Total	Ps.	—	Ps.	17,867

The related parties were as follows:

	September 30, 2024		December 31, 2023
BBB Foods Inc. shareholders	Ps.	—	Ps.	2,749

d.
Covenants

The Promissory Notes contained certain provisions that the Company complied as of December 31, 2023.

9.4 Key Management personnel compensation

a.
Compensation to key management personnel during the nine-month periods ended September 30, 2024 and 2023 was Ps. 577,496 and Ps. 399,669, respectively. The compensation was recognized as part of administrative expenses.

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Share-based payments (See Note 17)	Ps.	396,054	Ps.	302,438
Short-term employee benefits		181,442		85,819
Deferred bonus (See Note 9.1)		—		11,412
	Ps.	577,496	Ps.	399,669

b.
The CEO of BBB Foods Inc. is shareholder of Bolton Partners LTD, a related party.